TAXATION - Company's subsidiaries (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Taxation
Applicable tax rate (as a percent)								25.00%	25.00%	25.00%	25.00%
Income tax (benefits)/expenses								¥ 1,750	$ 246	¥ 682	¥ 270
Net income/(loss)								¥ 10,002	$ 1,409	¥ 1,367	¥ (645)
Cayman
Taxation
Applicable tax rate (as a percent)								0.00%	0.00%
Hong Kong Profits Tax
Taxation
Applicable tax rate (as a percent)								8.25%	8.25%	8.25%	8.25%
Percentage of withholding income tax rate imposed for dividends							5.00%
Effective income tax rate remaining reconciliation at federal statutory income tax rate								16.50%	16.50%	16.50%	16.50%
Net income/(loss)								¥ 2		¥ 2	¥ 2
PRC Corporate Income Tax
Taxation
Applicable tax rate (as a percent)								25.00%	25.00%
Percentage of withholding income tax rate imposed for dividends								10.00%	10.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip International
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Information
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | HONG KONG
Taxation
Distributed earnings								¥ 7,200
Payment of tax witheld on distributable income								¥ 360
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)								5.00%	5.00%
Aggregate tax witheld								¥ 835
Unrecognized deferred tax liabilities								¥ 1,200
PRC Corporate Income Tax | High new tech enterprises
Taxation
Period during which enterprise preferential income tax is exempt								2 years	2 years
Period during which the certificate is valid								3 years	3 years
PRC Corporate Income Tax | High new tech enterprises | Beginning With The First Calendar Year Of Profitability
Taxation
Period over which reduction is admissible								3 years	3 years
Percentage exemption in enterprise income tax								50.00%	50.00%
PRC Corporate Income Tax | High new tech enterprises | Shanghai Xielv Information Technology Co., Ltd
Taxation
Applicable tax rate (as a percent)								15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Business Travel Information Service (Shanghai) Co., Ltd
Taxation
Applicable tax rate (as a percent)								15.00%	15.00%	15.00%	15.00%
Domestic country
Taxation
Income tax (benefits)/expenses								¥ 875		¥ 476	¥ 373
Foreign country
Taxation
Income tax (benefits)/expenses								¥ 875		¥ 206	¥ (103)
Singapore Tax
Taxation
Applicable tax rate (as a percent)								17.00%	17.00%